Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current income tax (benefit) expense:
Federal			$ (136)	$ (246)
State			10	(19)
Total current income tax (benefit) expense			(126)	(265)
Total income tax benefit	$ 0	$ 0	$ (126)	$ (265)